Non-Trade Accounts Receivable and Payable	6 Months Ended
Jun. 30, 2026
Non-trade Accounts Receivable and Payable [Abstract]
Non-trade Accounts Receivable and Payable

Note 5 — Non-trade Accounts Receivable and Payable

Non-trade accounts receivable, net consisted of the following as of June 30, 2026 and December 31, 2025:

in thousands	June 30, 2026	December 31, 2025
Short term loan receivable	$9,617	$11,653
Short term loan receivable – related parties	361	—
Toll processing	870	—
Other receivables	361	—
Other receivables – related parties	436	—
Non-trade accounts receivable, gross	11,644	$11,653
Less: Provision for credit losses	(9,000)	$(10,160)
Non-trade accounts receivable, net of provision for credit losses	$2,644	$1,493

The change in short-term loan receivable was primarily due to the effective extinguishment of receivables in connection with the Business Combination.

The remaining amount of gross short-term loan receivable primarily relates to a fully reserved, $9.0 million note with a former acquisition target, Critical Mineral Recovery, Inc. (“CMR”). In September 2024, the Company entered into a Transactional Advance Agreement (“CMR Advance Agreement”) with CMR. Under the CMR Advance Agreement, the Company agreed to advance funds to CMR in connection with the contemplated acquisition. As of December 31, 2025, $9.0 million was outstanding under the CMR Advance Agreement. In light of the termination of the contemplated acquisition, effective in July 2025, the Company determined a full allowance for credit losses was necessary for the funds advanced under the CMR Advance Agreement, and this allowance remains in place as of June 30, 2026.

Non-trade Accounts Payable

Non-trade accounts payable consisted of the following as of June 30, 2026:

in thousands	June 30, 2026
Dissenting shareholder appraisal right liabilities	$45,135
Toll processing	1,746
Other payables	672
Other payables – related party	461
Non-trade accounts payable	$48,014

There were no non-trade accounts payable as of December 31, 2025, prior to the Business Combination.

During the three and six months ended June 30, 2026, the Company recognized $0.7 million and $1.3 million for interest expense for the purchase consideration payable related to the dissenting shareholder appraisal right liabilities, recorded in interest (expense) income, net, respectively. During the same periods, the Company repaid $0.9 million and $1.3 million, respectively, of the dissenting shareholder appraisal right liabilities.